UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/12 (Unaudited)

COMMON STOCKS (96.6%)(a)
			Shares	Value

Aerospace and defense (1.3%)

Embraer SA ADR (Brazil)			36,000	$1,026,360

Rolls-Royce Holdings PLC (United Kingdom)			163,515	2,355,966

Safran SA (France)			31,611	1,379,365

				4,761,691
Airlines (1.2%)

Deutsche Lufthansa AG (Germany)			136,304	2,562,030

Japan Airlines Co., Ltd. (Japan)(NON)			38,200	1,635,038

				4,197,068
Auto components (2.0%)

Aisin Seiki Co., Ltd. (Japan)			61,500	1,918,021

Bridgestone Corp. (Japan)			84,400	2,187,741

Delphi Automotive PLC (United Kingdom)(NON)			38,400	1,468,800

Valeo SA (France)			28,996	1,470,282

				7,044,844
Automobiles (3.2%)

Bayerische Motoren Werke (BMW) AG (Germany)			8,940	862,192

Brilliance China Automotive Holdings, Inc. (China)(NON)			1,208,000	1,511,755

Daimler AG (Registered Shares) (Germany)			56,814	3,104,587

Maruti Suzuki India, Ltd. (India)			65,994	1,809,160

Nissan Motor Co., Ltd. (Japan)			337,700	3,205,262

				10,492,956
Beverages (4.3%)

Anheuser-Busch InBev NV (Belgium)			48,651	4,251,544

Fomento Economico Mexicano SAB de CV ADR (Mexico)			23,600	2,376,520

Pernod-Ricard SA (France)			43,782	5,148,185

SABMiller PLC (United Kingdom)			54,848	2,581,590

				14,357,839
Biotechnology (0.9%)

Grifols SA ADR (Spain)(NON)(S)			117,216	3,039,406

				3,039,406
Building products (0.5%)

Daikin Industries, Ltd. (Japan)			45,100	1,549,657

				1,549,657
Capital markets (1.8%)

Ashmore Group PLC (United Kingdom)			434,555	2,512,736

KKR & Co. LP			92,300	1,405,729

UBS AG (Switzerland)			124,717	1,961,321

				5,879,786
Chemicals (2.7%)

BASF SE (Germany)			42,438	3,988,804

Lanxess AG (Germany)			22,151	1,937,251

Syngenta AG (Switzerland)			5,470	2,206,505

Tronox, Ltd. Class A			54,400	992,800

				9,125,360
Commercial banks (6.2%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			162,968	1,496,102

Barclays PLC (United Kingdom)			1,062,296	4,587,400

China Construction Bank Corp. (China)			1,222,000	995,935

Grupo Financiero Banorte SAB de CV (Mexico)			335,400	2,165,804

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			714,500	3,844,824

Sberbank of Russia ADR (Russia)			267,216	3,321,567

Societe Generale SA (France)(NON)			69,199	2,602,867

UniCredit SpA (Italy)(NON)			350,368	1,730,149

				20,744,648
Commercial services and supplies (1.9%)

Aggreko PLC (United Kingdom)			30,656	879,165

Regus PLC (United Kingdom)			1,543,777	2,785,872

Tyco International, Ltd.			93,102	2,723,234

				6,388,271
Communications equipment (0.5%)

F5 Networks, Inc.(NON)			9,200	893,780

Telefonaktiebolaget LM Ericsson Class B (Sweden)			75,636	760,767

				1,654,547
Computers and peripherals (1.6%)

Apple, Inc.			2,800	1,492,484

Gemalto NV (Netherlands)			16,568	1,500,002

Pegatron Corp. (Taiwan)(NON)			1,882,000	2,448,608

				5,441,094
Construction and engineering (1.8%)

China Communications Construction Co., Ltd. (China)			2,904,000	2,851,638

Chiyoda Corp. (Japan)			112,000	1,603,717

Daelim Industrial Co., Ltd. (South Korea)			13,394	1,100,337

Jaypee Infratech, Ltd. (India)(NON)			322,660	304,154

				5,859,846
Construction materials (0.6%)

PT Indocement Tunggal Prakarsa Tbk (Indonesia)			825,000	1,927,409

				1,927,409
Diversified financial services (3.0%)

BM&F Bovespa SA (Brazil)			249,300	1,704,615

Citigroup, Inc.			38,100	1,507,236

ING Groep NV GDR (Netherlands)(NON)			354,855	3,393,369

ORIX Corp. (Japan)			30,810	3,476,566

				10,081,786
Electrical equipment (1.4%)

Dongfang Electric Corp., Ltd. (China)(S)			1,213,000	2,493,642

Mitsubishi Electric Corp. (Japan)			267,000	2,272,556

				4,766,198
Electronic equipment, instruments, and components (1.6%)

Hollysys Automation Technologies, Ltd. (China)(NON)			89,800	1,065,926

Murata Manufacturing Co., Ltd. (Japan)			50,700	2,990,223

Sartorius AG zero % pfd. (Germany)			15,201	1,348,834

				5,404,983
Energy equipment and services (2.0%)

Ezion Holdings, Ltd. (Singapore)			1,537,000	2,144,695

Halliburton Co.			77,400	2,685,006

Petrofac, Ltd. (United Kingdom)			70,783	1,917,712

				6,747,413
Food and staples retail (0.8%)

Magnit OJSC GDR (Russia)			50,444	2,042,569

Olam International, Ltd. (Singapore)(NON)(F)			104,542	33,767

Olam International, Ltd. (Singapore)(S)			334,000	428,362

				2,504,698
Food products (4.4%)

Associated British Foods PLC (United Kingdom)			110,917	2,823,277

First Resources, Ltd. (Singapore)			542,000	902,900

Kerry Group PLC Class A (Ireland)			69,706	3,700,064

Nestle SA (Switzerland)			109,104	7,110,756

				14,536,997
Gas utilities (0.7%)

Tokyo Gas Co., Ltd. (Japan)			492,000	2,249,402

				2,249,402
Health-care equipment and supplies (0.8%)

Covidien PLC			31,925	1,843,350

Elekta AB Class B (Sweden)			58,956	929,719

				2,773,069
Health-care providers and services (0.1%)

Chindex International, Inc.(NON)			20,970	220,185

				220,185
Hotels, restaurants, and leisure (1.7%)

Compass Group PLC (United Kingdom)			470,161	5,560,482

				5,560,482
Household durables (1.4%)

Haier Electronics Group Co., Ltd. (China)(NON)			1,504,000	2,211,395

Persimmon PLC (United Kingdom)			174,830	2,308,841

				4,520,236
Industrial conglomerates (1.5%)

Jaiprakash Associates, Ltd. (India)			848,475	1,530,301

Siemens AG (Germany)			30,790	3,346,553

				4,876,854
Insurance (2.9%)

AIA Group, Ltd. (Hong Kong)			1,119,200	4,460,504

Prudential PLC (United Kingdom)			380,989	5,316,047

				9,776,551
Internet and catalog retail (0.7%)

Rakuten, Inc. (Japan)			291,900	2,276,441

				2,276,441
Internet software and services (1.1%)

Google, Inc. Class A(NON)			2,864	2,031,636

Tencent Holdings, Ltd. (China)			47,100	1,532,865

				3,564,501
IT Services (1.3%)

InterXion Holding NV (Netherlands)(NON)			72,456	1,721,555

Visa, Inc. Class A			16,200	2,455,596

				4,177,151
Machinery (1.8%)

Fiat Industrial SpA (Italy)			148,053	1,623,324

Invensys PLC (United Kingdom)			135,630	736,883

Mori Seiki Co., Ltd. (Japan)			162,300	1,418,685

NSK, Ltd. (Japan)			312,000	2,223,404

				6,002,296
Media (3.9%)

Global Mediacom Tbk PT (Indonesia)			7,722,500	1,927,105

Kabel Deutschland Holding AG (Germany)			34,702	2,594,958

News Corp. Class A			45,300	1,156,962

Pearson PLC (United Kingdom)			119,530	2,336,733

Virgin Media, Inc. (United Kingdom)			37,800	1,389,150

WPP PLC (United Kingdom)			240,360	3,494,178

				12,899,086
Metals and mining (5.3%)

AuRico Gold, Inc. (Canada)(NON)			204,000	1,679,662

Barrick Gold Corp. (Canada)			49,000	1,715,271

Goldcorp, Inc. (Canada)			123,263	4,531,746

Rio Tinto, Ltd. (Australia)			85,549	5,954,545

Teck Resources, Ltd. Class B (Canada)			51,600	1,875,279

Xstrata PLC (United Kingdom)(NON)			99,198	1,764,342

				17,520,845
Multi-utilities (0.5%)

Centrica PLC (United Kingdom)			293,043	1,591,925

				1,591,925
Oil, gas, and consumable fuels (5.5%)

BG Group PLC (United Kingdom)			372,654	6,248,761

Inpex Corp. (Japan)			175	933,949

Origin Energy, Ltd. (Australia)			216,986	2,655,407

Royal Dutch Shell PLC Class A (United Kingdom)			75,381	2,663,552

Suncor Energy, Inc. (Canada)			102,500	3,370,639

Tullow Oil PLC (United Kingdom)			122,333	2,491,233

				18,363,541
Pharmaceuticals (7.4%)

Astellas Pharma, Inc. (Japan)			88,200	3,962,057

Bayer AG (Germany)			49,357	4,687,065

Merck KGaA (Germany)			21,289	2,808,826

Mitsubishi Tanabe Pharma Corp. (Japan)			97,500	1,271,248

Sanofi (France)			65,537	6,215,215

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			1,214,500	1,848,836

Shire PLC (United Kingdom)			86,850	2,667,423

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			28,200	1,052,988

				24,513,658
Real estate management and development (2.4%)

Mitsubishi Estate Co., Ltd. (Japan)			126,000	3,012,195

Realogy Holdings Corp.(NON)			11,449	480,400

Sun Hung Kai Properties, Ltd. (Hong Kong)			167,000	2,520,560

Unitech, Ltd. (India)(NON)			2,914,511	1,810,137

				7,823,292
Road and rail (0.2%)

Localiza Rent a Car SA (Brazil)			38,900	712,454

				712,454
Semiconductors and semiconductor equipment (1.7%)

ASML Holding NV ADR (Netherlands)			40,528	2,610,408

NXP Semiconductor NV(NON)			32,900	867,573

Samsung Electronics Co., Ltd. (South Korea)			705	1,009,014

SK Hynix, Inc. (South Korea)(NON)			53,660	1,301,849

				5,788,844
Software (1.1%)

SAP AG (Germany)			18,714	1,499,114

VMware, Inc. Class A(NON)			22,500	2,118,150

				3,617,264
Specialty retail (1.4%)

Foschini Group, Ltd. (The) (South Africa)			88,438	1,472,727

Kingfisher PLC (United Kingdom)			671,991	3,103,851

				4,576,578
Textiles, apparel, and luxury goods (1.7%)

Christian Dior SA (France)			23,313	4,030,481

Cie Financiere Richemont SA (Switzerland)			20,826	1,665,319

				5,695,800
Thrifts and mortgage finance (0.9%)

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)			197,330	3,010,021

				3,010,021
Tobacco (3.4%)

British American Tobacco (BAT) PLC (United Kingdom)			124,936	6,330,511

Japan Tobacco, Inc. (Japan)			171,000	4,820,778

				11,151,289
Trading companies and distributors (1.6%)

Finning International, Inc. (Canada)			63,800	1,575,918

Mitsui & Co., Ltd. (Japan)			168,900	2,526,792

Wolseley PLC (United Kingdom)			28,560	1,357,480

				5,460,190
Water utilities (0.6%)

Beijing Enterprises Water Group, Ltd. (Hong Kong)			4,862,000	1,264,270

Hyflux, Ltd. (Singapore)(S)			834,000	877,267

				2,141,537
Wireless telecommunication services (1.3%)

Softbank Corp. (Japan)			36,500	1,335,598

Vodafone Group PLC (United Kingdom)			1,166,714	2,934,132

				4,269,730

Total common stocks (cost $295,151,836)				$321,639,719

PREFERRED STOCKS (1.5%)(a)
			Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			6,200	$4,958,072

Total preferred stocks (cost $4,266,720)				$4,958,072

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.67	51,600	$19,067

Total warrants (cost $—)				$19,067

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1/4s, April 30, 2014(i)			$110,000	$110,095

Total U.S. treasury obligations (cost $110,095)				$110,095

SHORT-TERM INVESTMENTS (2.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			1,689,116	$1,689,116

Putnam Money Market Liquidity Fund 0.14%(AFF)			3,849,691	3,849,691

SSgA Prime Money Market Fund 0.08%(P)			980,000	980,000

U.S. Treasury Bills with effective yields ranging from 0.177% to 0.192%, March 7, 2013(SEGSF)			$1,069,000	1,068,938

Total short-term investments (cost $7,587,447)				$7,587,745

TOTAL INVESTMENTS

Total investments (cost $307,116,098)(b)				$334,314,698

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $212,497,939) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/16/13	$4,047,918	$4,057,638	$9,720
	Canadian Dollar	Sell	1/16/13	49,348	49,318	(30)
Barclays Bank PLC
	British Pound	Sell	1/16/13	9,572,548	9,476,575	(95,973)
	Canadian Dollar	Sell	1/16/13	2,249,804	2,250,206	402
	Euro	Buy	1/16/13	3,012,329	2,981,622	30,707
	Hong Kong Dollar	Sell	1/16/13	6,036,776	6,037,204	428
	Japanese Yen	Buy	1/16/13	5,573,649	5,873,553	(299,904)
	Singapore Dollar	Buy	1/16/13	258,844	259,734	(890)
	Swedish Krona	Buy	1/16/13	1,698,536	1,665,067	33,469
	Swiss Franc	Buy	1/16/13	4,376,190	4,340,500	35,690
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	728,185	729,464	(1,279)
	British Pound	Buy	1/16/13	5,814,515	5,755,421	59,094
	Canadian Dollar	Sell	1/16/13	1,637,427	1,637,387	(40)
	Danish Krone	Buy	1/16/13	7,175,005	7,126,384	48,621
	Euro	Sell	1/16/13	8,016,685	7,928,678	(88,007)
	Singapore Dollar	Sell	1/16/13	227,491	228,290	799
Credit Suisse International
	Australian Dollar	Sell	1/16/13	$856,207	$857,272	$1,065
	British Pound	Buy	1/16/13	4,369,455	4,335,984	33,471
	Canadian Dollar	Buy	1/16/13	4,118,995	4,117,612	1,383
	Euro	Sell	1/16/13	6,026,903	5,960,899	(66,004)
	Japanese Yen	Buy	1/16/13	5,310,106	5,595,851	(285,745)
	Norwegian Krone	Buy	1/16/13	993,765	982,565	11,200
	Swedish Krona	Buy	1/16/13	1,920,760	1,880,824	39,936
	Swiss Franc	Buy	1/16/13	9,992,285	9,886,272	106,013
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	2,630,452	2,635,018	(4,566)
	British Pound	Sell	1/16/13	938,737	929,194	(9,543)
	Canadian Dollar	Buy	1/16/13	2,637,049	2,637,117	(68)
	Euro	Buy	1/16/13	2,678,345	2,648,770	29,575
	Swedish Krona	Buy	1/16/13	1,457,019	1,428,178	28,841
	Swiss Franc	Buy	1/16/13	3,376,874	3,339,534	37,340
	Swiss Franc	Sell	1/16/13	3,376,874	3,351,677	(25,197)
Goldman Sachs International
	Australian Dollar	Buy	1/16/13	1,300,235	1,302,479	(2,244)
	Japanese Yen	Sell	1/16/13	281,605	296,708	15,103
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/13	5,309,767	5,316,324	(6,557)
	British Pound	Sell	1/16/13	1,950,084	1,930,260	(19,824)
	Hong Kong Dollar	Buy	1/16/13	2,164,595	2,164,752	(157)
	Hong Kong Dollar	Sell	1/16/13	2,164,595	2,164,710	115
	Norwegian Krone	Buy	1/16/13	2,512,692	2,475,768	36,924
	Swiss Franc	Buy	1/16/13	3,622,821	3,584,544	38,277
	Swiss Franc	Sell	1/16/13	3,622,821	3,595,671	(27,150)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	2,101,975	2,105,837	(3,862)
	British Pound	Buy	1/16/13	2,611,049	2,584,635	26,414
	Canadian Dollar	Sell	1/16/13	6,656,544	6,656,248	(296)
	Euro	Buy	1/16/13	8,169,156	8,079,290	89,866
	Hong Kong Dollar	Buy	1/16/13	2,252,371	2,252,489	(118)
	Hong Kong Dollar	Sell	1/16/13	2,252,371	2,252,598	227
	Japanese Yen	Buy	1/16/13	1,299,892	1,369,791	(69,899)
	Swedish Krona	Buy	1/16/13	1,942,774	1,904,403	38,371
	Swiss Franc	Buy	1/16/13	3,001,994	2,968,992	33,002
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/16/13	1,149,390	1,149,007	(383)
	British Pound	Sell	1/16/13	1,120,506	1,109,081	(11,425)
	Canadian Dollar	Sell	1/16/13	130,455	130,431	(24)
	Japanese Yen	Sell	1/16/13	1,438,540	1,515,572	77,032
	Swiss Franc	Buy	1/16/13	164,147	162,139	2,008
	Swiss Franc	Sell	1/16/13	164,147	162,265	(1,882)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	1,861,806	1,865,128	(3,322)
	Canadian Dollar	Buy	1/16/13	3,155,052	3,155,609	(557)
	Euro	Sell	1/16/13	601,172	594,516	(6,656)
	Israeli Shekel	Buy	1/16/13	480,792	470,119	10,673
	Swedish Krona	Buy	1/16/13	1,081,761	1,060,524	21,237
UBS AG
	British Pound	Sell	1/16/13	8,274,333	8,191,752	(82,581)
	Canadian Dollar	Sell	1/16/13	4,496,190	4,496,089	(101)
	Euro	Buy	1/16/13	5,026,137	4,971,554	54,583
	Norwegian Krone	Buy	1/16/13	813,345	801,121	12,224
	Swedish Krona	Buy	1/16/13	2,838,328	2,781,332	56,996
	Swiss Franc	Buy	1/16/13	1,613,800	1,595,565	18,235
WestPac Banking Corp.
	British Pound	Buy	1/16/13	2,130,554	2,108,850	21,704
	Canadian Dollar	Sell	1/16/13	1,597,727	1,597,737	10
	Euro	Buy	1/16/13	3,042,296	3,008,828	33,468
	Japanese Yen	Sell	1/16/13	7,194,977	7,581,413	386,436

Total						$366,375

Key to holding's currency abbreviations
MYR	Malaysian Ringgit
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $332,826,408.
(b)	The aggregate identified cost on a tax basis is $308,864,087, resulting in gross unrealized appreciation and depreciation of $36,148,190 and $10,697,579, respectively, or net unrealized appreciation of $25,450,611.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,297,120	$22,613,073	$23,060,502	$617	$3,849,691
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,609,094.
	The fund received cash collateral of $1,689,116, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $445,066 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.4%
	Japan	15.3
	Germany	8.7
	United States	8.4
	France	6.3
	Canada	4.4
	China	4.4
	Switzerland	3.9
	Netherlands	2.8
	Australia	2.6
	India	2.6
	South Korea	2.5
	Hong Kong	2.5
	Russia	1.6
	Mexico	1.4
	Spain	1.4
	Singapore	1.3
	Belgium	1.3
	Indonesia	1.2
	Ireland	1.1
	Brazil	1.0
	Italy	1.0
	Taiwan	0.7
	Sweden	0.5
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $146,289 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $454,752 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $121,000.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,014,912	$49,051,511	$—
Consumer staples	2,376,520	40,140,536	33,767
Energy	6,055,645	19,055,309	—
Financials	7,263,784	50,052,300	—
Health care	6,155,929	24,390,389	—
Industrials	6,037,966	38,536,559	—
Information technology	15,257,108	14,391,276	—
Materials	10,794,758	17,778,856	—
Telecommunication services	—	4,269,730	—
Utilities	—	5,982,864	—
Total common stocks	57,956,622	263,649,330	33,767
Preferred stocks	—	4,958,072	—
U.S. Treasury Obligations	—	110,095	—
Warrants	19,067	—	—
Short-term investments	4,829,691	2,758,054	—

Totals by level	$62,805,380	$271,475,551	$33,767

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$366,375	$—

Totals by level	$—	$366,375	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,480,659	$1,114,284
Equity contracts	19,067	—

Total	$1,499,726	$1,114,284

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$226,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013